Segment information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Gross profit	$ 368,054	$ 406,483	$ 369,174
Other operating results, net	(4,994)	29,800	(46,173)
Urban Property And Investment Business [Member]
Statement [Line Items]
Revenues	374,662	377,202	374,521
Costs	(87,606)	(68,167)	(68,825)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	287,056	309,035	305,696
Net gain / (loss) from fair value adjustments of investment properties	9,135	(476,237)	(265,944)
Gain from disposal of farmlands	0	0	0
General and administrative expenses	(69,103)	(71,737)	(101,152)
Selling expenses	(24,108)	(24,387)	(23,507)
Other operating results, net	(17,199)	(9,780)	(37,730)
Management fees	0	0	0
Profit / (loss) from operations	185,781	(273,106)	(122,637)
Share of profit / (loss) of associates and joint ventures	25,332	47,068	20,145
Segment profit / (loss)	211,113	(226,038)	(102,492)
Reportable assets	2,759,963	2,716,344	3,288,882
Reportable liabilities	0	0	0
Net reportable assets	2,759,963	2,716,344	3,288,882
Sub total segment [Member]
Statement [Line Items]
Revenues	822,928	880,816	901,713
Costs	(474,368)	(486,997)	(506,326)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	17,715	7,444	(7,847)
Changes in the net realizable value of agricultural products after harvest	4,642	10,002	(13,148)
Gross profit	370,917	411,265	374,392
Net gain / (loss) from fair value adjustments of investment properties	21,602	(486,629)	(278,220)
Gain from disposal of farmlands	41,992	73,352	77,831
General and administrative expenses	(111,566)	(118,691)	(145,140)
Selling expenses	(83,333)	(85,409)	(71,917)
Other operating results, net	(5,243)	29,124	(46,773)
Management fees	0	0	0
Profit / (loss) from operations	234,369	(176,988)	(89,827)
Share of profit / (loss) of associates and joint ventures	24,298	45,557	14,773
Segment profit / (loss)	258,667	(131,431)	(75,054)
Reportable assets	3,798,499	3,733,742	4,382,010
Reportable liabilities	0	0	0
Net reportable assets	3,798,499	3,733,742	4,382,010
Total Operating Segments [Member]
Statement [Line Items]
Revenues	914,157	959,359	986,274
Costs	(570,742)	(571,311)	(597,247)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	19,997	8,433	(6,705)
Changes in the net realizable value of agricultural products after harvest	4,642	10,002	(13,148)
Gross profit	368,054	406,483	369,174
Net gain / (loss) from fair value adjustments of investment properties	19,075	(486,121)	(267,681)
Gain from disposal of farmlands	41,992	73,352	77,831
General and administrative expenses	(111,002)	(118,299)	(143,896)
Selling expenses	(83,099)	(84,187)	(70,218)
Other operating results, net	(4,994)	29,800	(46,173)
Management fees	(9,081)	(12,945)	(24,823)
Profit / (loss) from operations	220,945	(191,917)	(105,786)
Share of profit / (loss) of associates and joint ventures	26,890	45,943	8,183
Segment profit / (loss)	247,835	(145,974)	(97,603)
Reportable assets	5,088,822	4,842,217	5,539,113
Reportable liabilities	(2,875,030)	(2,663,976)	(3,037,296)
Net reportable assets	2,213,792	2,178,241	2,501,817
Eliminations [Member]
Statement [Line Items]
Revenues	(2,635)	(2,314)	(3,404)
Costs	(3)	0	0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,282	989	1,142
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	(356)	(1,325)	(2,262)
Net gain / (loss) from fair value adjustments of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	265	150	897
Selling expenses	108	1,035	1,557
Other operating results, net	(93)	120	(128)
Management fees	0	0	0
Profit / (loss) from operations	(76)	(20)	64
Share of profit / (loss) of associates and joint ventures	0	0	(6)
Segment profit / (loss)	(76)	(20)	58
Reportable assets	1,290,925	1,107,520	1,175,300
Reportable liabilities	(2,875,030)	(2,663,976)	(3,037,296)
Net reportable assets	(1,584,105)	(1,556,456)	(1,861,996)
Adjustments [Member]
Statement [Line Items]
Revenues	96,036	82,884	90,317
Costs	(96,575)	(84,539)	(91,947)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	(539)	(1,655)	(1,630)
Net gain / (loss) from fair value adjustments of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results, net	344	584	857
Management fees	(9,081)	(12,945)	(24,823)
Profit / (loss) from operations	(9,276)	(14,016)	(25,596)
Share of profit / (loss) of associates and joint ventures	0	0	0
Segment profit / (loss)	(9,276)	(14,016)	(25,596)
Reportable assets	0	0	0
Reportable liabilities	0	0	0
Net reportable assets	0	0	0
Joints Ventures [Member]
Statement [Line Items]
Revenues	(2,172)	(2,027)	(2,352)
Costs	204	225	1,026
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit	(1,968)	(1,802)	(1,326)
Net gain / (loss) from fair value adjustments of investment properties	(2,527)	508	10,539
Gain from disposal of farmlands	0	0	0
General and administrative expenses	299	242	347
Selling expenses	126	187	142
Other operating results, net	(2)	(28)	(129)
Management fees	0	0	0
Profit / (loss) from operations	(4,072)	(893)	9,573
Share of profit / (loss) of associates and joint ventures	2,592	386	(6,584)
Segment profit / (loss)	(1,480)	(507)	2,989
Reportable assets	(602)	955	(18,197)
Reportable liabilities	0	0	0
Net reportable assets	(602)	955	(18,197)
Agriculturals Business [Member]
Statement [Line Items]
Revenues	448,266	503,614	527,192
Costs	(386,762)	(418,830)	(437,501)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	17,715	7,444	(7,847)
Changes in the net realizable value of agricultural products after harvest	4,642	10,002	(13,148)
Gross profit	83,861	102,230	68,696
Net gain / (loss) from fair value adjustments of investment properties	12,467	(10,392)	(12,276)
Gain from disposal of farmlands	41,992	73,352	77,831
General and administrative expenses	(42,463)	(46,954)	(43,988)
Selling expenses	(59,225)	(61,022)	(48,410)
Other operating results, net	11,956	38,904	(9,043)
Management fees	0	0	0
Profit / (loss) from operations	48,588	96,118	32,810
Share of profit / (loss) of associates and joint ventures	(1,034)	(1,511)	(5,372)
Segment profit / (loss)	47,554	94,607	27,438
Reportable assets	1,038,536	1,017,398	1,093,128
Reportable liabilities	0	0	0
Net reportable assets	$ 1,038,536	$ 1,017,398	$ 1,093,128